Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of entity's operating segments [Abstract]
Disclosure of Operating Segments	Reconciliation of segment information to consolidated income statement and balance sheet

	SA Rand
Figures in million	2026	2025 Restated[1]	2024 Restated[1]
Reconciliation of production profit to consolidated profit before taxation
Revenue per segment report	95 433	70 732	58 270
Revenue per group income statement	99 238	73 896	61 379
Other metal sales treated as by-product credits in the segment report	(3 062)	(2 632)	(2 533)
Toll treatment services	(743)	(532)	(576)
Production costs per segment report	(45 373)	(40 517)	(36 462)
Production costs per group income statement[1]	(48 435)	(43 149)	(38 995)
Other metal sales treated as by-product credits in the segment report	3 062	2 632	2 533

Production profit per segment report	50 060	30 215	21 808
Revenue not included in segments - Toll treatment services	743	532	576
Cost of sales items other than production costs	(6 221)	(6 617)	(8 414)
Amortisation and depreciation of mining assets[1]	(7 174)	(4 902)	(4 650)
Amortisation and depreciation of assets other than mining assets	(162)	(77)	(96)
Rehabilitation expenditure	(98)	(142)	(3)
Care and maintenance cost of restructured shafts	(328)	(380)	(246)
Employment termination and restructuring costs	(105)	(200)	(86)
Share-based payments	(601)	(573)	(171)
(Impairment)/reversal of impairment of assets	2 779	—	(2 793)
Toll treatment costs	(533)	(368)	(420)
Other	1	25	51

Gross profit[1]	44 582	24 130	13 970
Corporate, administration and other expenditure[1]	(1 967)	(1 600)	(1 593)
Exploration expenditure	(622)	(915)	(1 047)
Gains/(losses) on derivatives	(898)	(59)	453
Foreign exchange translation gain/(loss)	866	(107)	97
Contingent consideration remeasurement	(634)	(830)	(484)
Other operating expenses[1]	(429)	(289)	(252)

Operating profit[1]	40 898	20 330	11 144
Acquisition-related costs	(1 379)	(40)	—
Share of profit from associate	159	106	81
(Impairment)/reversal on investments in associate	23	(23)	—
Fair value movements on streaming arrangements	(854)	—	—
Investment income	1 439	1 504	809
Finance costs	(1 928)	(698)	(796)

Profit before taxation[1]	38 358	21 179	11 238
[1]Refer to note 38 for further detail on restatement.
41Reconciliation of segment information to consolidated income statement and balance sheet continued

	SA Rand
Figures in million	2026	2025 Restated[1]	2024 Restated[1]
Reconciliation of total segment assets to consolidated assets includes the following:
Non-current assets (a)
Property, plant and equipment not allocated to a segment	13 282	8 886	8 047
Mining assets (b)	1 399	1 259	1 064
Undeveloped property (c)	1 215	4 341	4 475
Other non-mining assets	723	776	567
Assets under construction (d)	9 945	2 510	1 941
Goodwill	2 578	—	—
Intangible assets	—	6	19
Restricted cash and investments	7 660	7 015	6 494
Investments in associates	378	197	165
Deferred tax assets[1]	1 121	126	156
Other non-current assets	459	360	344
Derivative financial assets	1 571	236	453
Current assets
Inventories	4 875	3 825	3 603
Restricted cash and investments	50	46	39
Trade and other receivables	5 997	4 002	2 604
Derivative financial assets	820	332	558
Cash and cash equivalents	8 624	13 101	4 693
Total[1]	47 415	38 132	27 175
[1]Refer to note 38 for further detail on restatement.
(a)Apart from goodwill, non-current assets, excluding financial instruments and deferred tax assets, relating to the group’s
Australian and PNG operations consist only of property, plant and equipment. Goodwill relates only to the CSA mine in
Australia.
(b)These balances relate to Wafi-Golpu assets and assets that provide services to several CGUs, such as Harmony One Plant.
(c)Undeveloped properties comprise the Target North property and Wafi-Golpu’s undeveloped properties. Refer to note (d)
below.
(d)Assets under construction consist of the Wafi-Golpu and Eva Copper assets. On 24 November 2025, R2.9 billion undeveloped properties of Eva Copper were transferred to assets under construction following the approval of the final investment decision.